Business Segment Information (Reconciliation Of Segment Margin To (Loss) Income) (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Capital Expenditures	[1]									$ 644,548	$ 704,205	$ 426,298
Segment margin	[2]									347,264	280,360	262,333
Corporate general and administrative expenses										(47,065)	(43,353)	(38,372)
Depreciation, amortization and impairment										(90,908)	(64,784)	(61,150)
Interest income (expense), net										(66,639)	(48,583)	(40,923)
Distributable cash from equity investees in excess of equity in earnings										(31,093)	(23,889)	(24,464)	[3]
Non-cash items not included in segment margin										3,017	(7,551)	(5,280)
Cash payments from direct financing leases in excess of earnings										(5,529)	(5,110)	(5,016)
Income tax (expense) benefit										(2,845)	(845)	9,205	[4]
Discontinued Operations for Segment Margin Reconciliation										0	(2,241)	1,004
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest		$ 26,166	$ 29,113	$ 21,148	$ 29,775	$ 16,722	$ 17,966	$ 26,612	$ 22,704	106,202	84,004	97,337
Pipeline Transportation [Member]
Segment Reporting Information [Line Items]
Capital Expenditures										46,611	130,787	59,345	[1]
Segment margin										61,231	64,349	$ 58,039	[2]
SEKCO [Member] | Pipeline Transportation [Member]
Segment Reporting Information [Line Items]
Capital Expenditures										$ 36,100	$ 94,300

[1]	Capital expenditures include maintenance and growth capital expenditures, such as fixed asset additions (including enhancements to existing facilities and construction of internal growth projects) as well as acquisitions of businesses and interests in equity investees. In addition to construction of internal growth projects, capital spending in our Offshore pipeline transportation segment included $36.1 million and $94.3 million during the years ended December 31, 2014 and December 31, 2013 representing capital contributions to our SEKCO equity investee to fund our share of the construction costs for its pipeline. During 2014, capital spending in our marine transportation segment included $157 million for our purchase of the M/T American Phoenix. During 2013, capital spending in our marine segment also included $230.9 million for the acquisition of our offshore marine transportation assets. During 2012, capital spending in our pipeline transportation segment also included $205.6 million for the acquisition of interests in several Gulf of Mexico pipelines
[2]	A reconciliation of Segment Margin to income from continuing operations before income taxes for each year is presented below.
[3]	(1) Includes distributions attributable to the quarter and received during or promptly following such quarter.
[4]	(1)Our discontinued operations had no income tax benefit or expense in any period presented.